Right of use assets and lease liabilities	12 Months Ended
Mar. 31, 2026
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Right of use assets and lease liabilities
14. Right of use assets and lease liabilities
The breakdown of right of use assets is as follows:

	Yen in millions
	March 31,
	2025	2026
Types of original assets
Land	73,694	73,425
Buildings	355,489	460,788
Other	153,885	367,019

Total	583,068	901,232

The increase in the right of use assets for the years ended March 31, 2025 and 2026 were ¥164,348 million and ¥549,798 million, respectively.

The breakdown of main gains and losses on lessee’s leases is as follows:

	Yen in millions
	March 31,
	2024	2025	2026
Depreciation of right of use assets
Land	9,699	5,094	7,796
Buildings	69,962	52,178	55,911
Other	42,038	43,566	158,164

Total	121,698	100,838	221,871

Interest expense on lease liabilities	6,152	4,331	5,023
Short-term leases	103,544	117,834	124,636

	231,394	223,003	351,531

For the years ended March 31, 2025 and 2026, total cash outflows for lessee leases were ¥208,414 million and ¥484,931 million, respectively.
The following is the maturity analysis of the total future lease payments and the adjustment to present value:

	Yen in millions
	March 31,
	2025	2026
Within 1 year	102,412	194,791
Between 1 and 5 years	253,854	289,591
Later than 5 years	273,747	361,683

Future lease payment, total	630,013	846,065
Less - Interest expense	(96,662)	(135,052)

Present value of lease payment, total	533,351	711,013

Current liabilities	92,147	163,435
Non-current liabilities	441,204	547,578

Present value of lease payment, total	533,351	711,013